Lease Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions related to fixed asset sale and leaseback transactions	€ 125	€ 51
Capital gains arising from sale and leaseback transactions	381	263	€ 79
Additions	2,487	2,030
Lease liabilities not yet commenced	1,569	1,307
Lease liabilities	8,677	8,070	€ 5,294
Transfers and others	223	59
Sale of the towers division of Telxius		2,650
Telxius Group
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease liabilities		2,775
Sale of the towers division of Telxius		125
Oi Group
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions	117
Incremental Group
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions	2
BE-terna
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions	€ 5
Cancom Ltd.
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions		14
Pegaso PCS S.A. de CV
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others		264
Telefónica El Salvador
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others		€ 43